UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

ALLIANCEBERNSTEIN TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2009

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Value Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.8%
Financials - 22.0%
Capital Markets - 2.9%
Deutsche Bank AG	37,200	$2,526,516
The Goldman Sachs Group, Inc.	12,300	2,035,158
Morgan Stanley	32,900	952,784

		5,514,458

Commercial Banks - 9.8%
Australia & New Zealand Banking Group Ltd.	162,900	2,926,468
Banco do Brasil SA	55,800	774,515
Banco Santander Central Hispano SA	32,300	497,263
Barclays PLC (a)	328,200	2,008,990
BNP Paribas SA	45,700	3,684,870
Credit Agricole SA	106,305	1,974,907
Intesa Sanpaolo SpA (a)	275,900	1,198,859
KB Financial Group, Inc. (a)	24,140	991,144
Lloyds Banking Group PLC (a)	1,215,297	2,176,130
Societe Generale-Class A	9,700	784,046
Standard Bank Group Ltd.	49,423	638,027
UniCredito Italiano SpA (a)	288,800	1,049,083

		18,704,302

Consumer Finance - 0.4%
ORIX Corp.	10,430	799,202

Diversified Financial Services - 0.7%
JP Morgan Chase & Co.	32,100	1,395,066

Insurance - 8.2%
Allianz SE	26,200	3,035,649
Allstate Corp.	52,600	1,545,914
Aviva PLC	302,069	1,978,143
Fairfax Financial Holdings Ltd.	3,100	1,053,901
Industrial Alliance Insurance and Financial Services, Inc.	26,200	706,006
MetLife, Inc.	57,700	2,178,752
Muenchener Rueckversicherungs AG (MunichRe)	15,271	2,281,860
Old Mutual PLC	146,700	222,435
The Travelers Co., Inc.	36,630	1,846,885
XL Capital Ltd.-Class A	42,100	730,435

		15,579,980

		41,993,008

Consumer Discretionary - 13.0%
Automobiles - 2.3%
Nissan Motor Co. Ltd.	286,400	1,998,312
Renault SA (a)	54,000	2,436,567

		4,434,879

Hotels, Restaurants & Leisure - 0.3%
TUI Travel PLC	124,900	486,370

Household Durables - 0.5%
Sharp Corp.	79,000	911,919

Media - 7.1%
CBS Corp.-Class B	200,400	2,074,140
Lagardere SCA	30,713	1,325,345
News Corp.-Class B	220,500	2,787,120
News Corp.-Class A	106,400	1,140,608
Time Warner Cable, Inc.-Class A	32,770	1,209,868
Time Warner, Inc.	86,733	2,420,718
Viacom, Inc.-Class B (a)	68,800	1,722,752
WPP PLC	96,400	805,692

		13,486,243

Multiline Retail - 1.3%
JC Penney Co., Inc.	42,400	1,273,696
Macy’s, Inc.	81,700	1,267,984

		2,541,680

Specialty Retail - 1.5%
Home Depot, Inc.	38,200	1,042,478
Lowe’s Cos, Inc.	84,700	1,821,050

		2,863,528

		24,724,619

Energy - 11.8%
Oil, Gas & Consumable Fuels - 11.8%
Apache Corp.	23,200	1,970,840
BP PLC	154,700	1,325,872
ConocoPhillips	64,650	2,911,189
Devon Energy Corp.	20,600	1,264,428
ENI SpA	110,350	2,621,975
LUKOIL (OTC US) (Sponsored ADR)	34,100	1,725,460
Nexen, Inc.	38,131	748,862
PTT PCL	88,500	634,931
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	156,062	4,328,482
StatoilHydro ASA	96,250	2,105,182
Suncor Energy, Inc. (a)	60,672	1,856,045
Total SA	16,600	952,503

		22,445,769

Health Care - 11.2%
Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	47,000	1,625,260

Pharmaceuticals - 10.4%
AstraZeneca PLC	10,000	464,047
Bayer AG	24,100	1,482,040
Eli Lilly & Co.	26,300	879,998
GlaxoSmithKline PLC	140,000	2,733,891
Merck & Co., Inc.	124,100	4,024,563
Novartis AG	15,480	719,094
Pfizer, Inc.	253,000	4,225,100

Sanofi-Aventis	47,761	3,251,933
Schering-Plough Corp.	71,700	2,020,506

		19,801,172

		21,426,432

Telecommunication Services - 10.6%
Diversified Telecommunication Services - 7.8%
AT&T, Inc.	135,400	3,527,170
BCE, Inc.	39,600	973,044
Bezeq Israeli Telecommunication Corp. Ltd.	338,500	707,328
BT Group PLC	792,620	1,798,803
Deutsche Telekom AG	151,000	2,010,552
France Telecom SA	73,500	1,869,256
Telecom Italia SpA (ordinary shares)	884,900	1,434,061
Telecom Italia SpA (savings shares)	565,000	641,891
Telefonica SA	74,500	1,883,730

		14,845,835

Wireless Telecommunication Services - 2.8%
Sprint Nextel Corp. (a)	472,600	1,729,716
Vodafone Group PLC	1,664,812	3,602,357

		5,332,073

		20,177,908

Information Technology - 8.0%
Communications Equipment - 3.4%
Motorola, Inc.	402,700	2,891,386
Nokia OYJ	109,700	1,539,948
Telefonaktiebolaget LM Ericsson-Class B	209,000	2,005,494

		6,436,828

Computers & Peripherals - 1.8%
Fujitsu Ltd.	228,000	1,530,911
Western Digital Corp. (a)	53,500	1,833,980

		3,364,891

Electronic Equipment, Instruments & Components - 1.4%
AU Optronics Corp.	981,590	977,592
Corning, Inc.	75,400	1,137,032
Tyco Electronics Ltd.	20,700	472,374

		2,586,998

Semiconductors & Semiconductor Equipment - 0.7%
Samsung Electronics Co. Ltd.	1,890	1,165,419
Siliconware Precision Industries Co.	192,595	238,728

		1,404,147

Software - 0.7%
Symantec Corp. (a)	94,500	1,428,840

		15,221,704

Consumer Staples - 6.1%
Beverages - 0.4%
Coca-Cola Enterprises, Inc.	36,300	733,623

Food & Staples Retailing - 1.2%
Delhaize Group	6,600	442,607
Koninklijke Ahold NV	157,800	1,853,151

		2,295,758

Food Products - 2.6%
Archer-Daniels-Midland Co.	70,700	2,038,281
Associated British Foods PLC	135,700	1,759,398
Bunge Ltd.	17,300	1,159,273

		4,956,952

Household Products - 0.5%
Procter & Gamble Co.	17,800	963,158

Tobacco - 1.4%
Altria Group, Inc.	148,550	2,715,494

		11,664,985

Industrials - 5.1%
Aerospace & Defense - 0.4%
Rolls-Royce Group PLC	104,600	766,043

Air Freight & Logistics - 0.3%
Deutsche Post AG	34,820	601,993

Airlines - 1.0%
Deutsche Lufthansa AG	76,100	1,224,450
Westjet Airlines Ltd. (a)	56,700	632,388

		1,856,838

Industrial Conglomerates - 1.0%
Bidvest Group Ltd.	53,700	779,755
Koninklijke Philips Electronics NV	49,070	1,109,299

		1,889,054

Machinery - 0.6%
Ingersoll-Rand PLC	39,400	1,217,066

Professional Services - 0.3%
Adecco SA	13,900	669,403

Trading Companies & Distributors - 1.0%
Finning International, Inc.	15,500	228,235
Wolseley PLC (a)	69,500	1,626,367

		1,854,602

Transportation Infrastructure - 0.5%
Macquarie Infrastructure Group	784,100	880,150

		9,735,149

Utilities - 5.0%
Electric Utilities - 2.9%
CEZ	8,300	434,346
E.ON AG	73,800	3,127,033
Enel SpA	334,800	1,978,607

		5,539,986

Multi-Utilities - 2.1%
Centrica PLC	508,200	2,076,934
NiSource, Inc.	62,700	828,267
RWE AG	12,090	1,121,062

		4,026,263

		9,566,249

Materials - 4.0%
Chemicals - 1.6%
BASF SE	44,900	2,346,517
Mitsubishi Chemical Holdings Corp.	152,000	689,992

		3,036,509

Metals & Mining - 1.4%
Hyundai Steel Co.	12,990	822,974
MMC Norilsk Nickel (ADR) (a)	102,508	1,137,839
Usinas Siderurgicas de Minas Gerais SA (preference shares)-Class A	32,775	770,378

		2,731,191

Paper & Forest Products - 1.0%
Svenska Cellulosa AB-Class B	149,000	1,947,715

		7,715,415

Total Common Stocks (cost $207,474,074)		184,671,238

RIGHTS - 0.0%
Financials - 0.0%
Diversified Financial Services - 0.0%
Fortis (a) (cost $0)	130,762	0

SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $2,991,664)	2,991,664	2,991,664

Total Investments - 98.4% (cost $210,465,738) (c)		187,662,902
Other assets less liabilities - 1.6%		3,004,507

Net Assets - 100.0%		$190,667,409

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE 100 Index Futures	6	September 2009	$420,712	$480,425	$59,713
S&P 500 Mini Index Futures	37	September 2009	$1,745,283	$1,886,445	$141,162

					$200,875

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 11/16/09	23,796	$19,775,666	$19,990,142	$214,476
British Pound settling 11/16/09	481	793,434	782,982	(10,452)
Canadian Dollar settling 11/16/09	930	859,670	849,571	(10,099)
Canadian Dollar settling 11/16/09	2,305	2,131,004	2,105,659	(25,345)
Japanese Yen settling 11/16/09	435,216	4,479,282	4,679,597	200,315
New Zealand Dollar settling 11/16/09	13,475	9,017,470	9,203,470	186,000
Norwegian Krone settling 11/16/09	45,965	7,667,862	7,620,670	(47,192)
Swedish Krona settling 11/16/09	5,209	724,983	731,998	7,015
Swedish Krona settling 11/16/09	25,086	3,549,989	3,525,224	(24,765)
Sale Contracts:
Euro settling 11/16/09	1,651	2,333,887	2,366,882	(32,995)
Euro settling 11/16/09	5,321	7,549,222	7,628,214	(78,992)
Euro settling 11/16/09	7,438	10,565,679	10,663,156	(97,477)
Euro settling 11/16/09	2,529	3,617,532	3,625,588	(8,056)
Euro settling 11/16/09	508	727,431	728,271	(840)
Japanese Yen settling 11/16/09	55,680	589,662	598,691	(9,029)
Swedish Krona settling 11/16/09	30,295	4,219,947	4,257,222	(37,275)
Swiss Franc settling 11/16/09	473	437,376	447,000	(9,624)
Swiss Franc settling 11/16/09	492	465,609	464,956	653

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

(c)	As of August 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,792,392 and gross unrealized depreciation of investments was $(40,595,228), resulting in net unrealized depreciation of $(22,802,836).

An amount equivalent to U.S. $195,860 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2009.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

Country Breakdown *

August 31, 2009 (unaudited)

Summary

35.9%	United States
12.7%	United Kingdom
10.5%	Germany
8.7%	France
4.8%	Italy
3.9%	Netherlands
3.3%	Canada
3.2%	Japan
2.1%	Sweden
2.0%	Australia
1.6%	South Korea
1.5%	Russia
1.3%	Spain
6.9%	Other
1.6%	Short-Term Investments

100.0%	Total Investments

*	All data are as of August 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Belgium, Brazil, Czech Republic, Finland, Ireland, Israel, Norway, South Africa, Switzerland, Taiwan and Thailand.

FINANCIAL ACCOUNTING STANDARDS NO. 157

August 31, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2009:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Financials	$13,219,416	$28,773,592		$—	$41,993,008
Consumer Discretionary	16,760,414	7,964,205		—	24,724,619
Energy	8,751,365	13,059,473		634,931	22,445,769
Health Care	12,775,427	8,651,005		—	21,426,432
Telecommunication Services	6,229,930	13,947,978		—	20,177,908
Information Technology	7,763,612	7,458,092		—	15,221,704
Consumer Staples	7,609,829	4,055,156		—	11,664,985
Industrials	2,077,689	7,657,460		—	9,735,149
Utilities	828,267	8,737,982		—	9,566,249
Materials	—	7,715,415		—	7,715,415
Rights	—	—		—	—
Short-Term Investments	2,991,664	—		—	2,991,664

Total Investments in Securities	79,007,613	108,020,358	+	634,931	187,662,902
Other Financial Instruments*	200,875	216,318		—	417,193

Total	$79,208,488	$108,236,676		$634,931	$188,080,095

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Energy	Total
Balance as of 11/30/08	$713,443	$713,443
Accrued discounts /premiums	—	—
Realized gain (loss)	(251,080)	(251,080)
Change in unrealized appreciation/depreciation	887,295	887,295
Net purchases (sales)	(714,727)	(714,727)
Net transfers in and/or out of Level 3	—	—

Balance as of 8/31/09	$634,931	$634,931

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/09	$887,295	$887,295

AllianceBernstein International Value Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.8%
Financials - 28.6%
Capital Markets - 1.8%
Deutsche Bank AG	1,067,200	$72,481,135
Macquarie Group Ltd.	325,892	13,990,269

		86,471,404

Commercial Banks - 19.6%
ABSA Group Ltd.	1,499,700	24,428,186
Australia & New Zealand Banking Group Ltd.	3,830,900	68,821,404
Banca Popolare di Milano Scarl	2,774,300	20,948,623
Banco do Brasil SA	861,200	11,953,622
Banco Santander Central Hispano SA	1,800,000	27,711,244
Barclays PLC (a)	8,722,500	53,392,488
BNP Paribas SA	1,114,320	89,849,543
Commonwealth Bank of Australia	384,100	14,870,391
Credit Agricole SA	4,363,096	81,056,471
Danske Bank A/s (a)	512,200	13,731,445
Hana Financial Group, Inc.	886,400	23,179,005
Intesa Sanpaolo SpA (a)	12,785,000	55,554,252
KB Financial Group, Inc. (a)	1,202,803	49,384,863
Lloyds Banking Group PLC (a)	30,189,279	54,057,411
National Australia Bank Ltd.	2,582,900	62,147,818
National Bank of Canada	461,500	25,904,704
Societe Generale-Class A	1,037,385	83,851,331
Standard Bank Group Ltd.	1,946,900	25,133,529
Sumitomo Mitsui Financial Group, Inc.	1,365,300	58,661,594
Turkiye Garanti Bankasi AS (a)	10,603,600	39,246,121
Turkiye Vakiflar Bankasi Tao-Class D (a)	9,164,200	20,286,457
UniCredito Italiano SpA (a)	4,700,000	17,073,031

		921,243,533

Consumer Finance - 0.9%
ORIX Corp.	518,570	39,735,559

Insurance- 5.1%
Allianz SE	691,345	80,102,304
Aviva PLC	10,078,226	65,998,747
Fairfax Financial Holdings Ltd.	55,600	18,902,222
Muenchener Rueckversicherungs AG (MunichRe)	446,700	66,747,888
Old Mutual PLC	6,213,600	9,421,418

		241,172,579

Real Estate Management & Development - 1.2%
Lend Lease Corp. Ltd.	1,775,400	14,160,473

Mitsui Fudosan Co., Ltd.	912,000	17,185,007
New World Development Co., Ltd.	2,575,000	5,195,637
Sumitomo Realty & Development	925,000	19,422,951

		55,964,068

		1,344,587,143

Telecommunication Services - 12.7%
Diversified Telecommunication Services - 9.6%
Bezeq Israeli Telecommunication Corp. Ltd.	7,223,800	15,094,815
BT Group PLC	15,075,870	34,213,767
Deutsche Telekom AG	4,290,100	57,122,321
France Telecom SA	2,092,200	53,208,937
Nippon Telegraph & Telephone Corp.	1,550,200	69,011,720
Telecom Corp. of New Zealand Ltd.	9,308,777	17,025,320
Telecom Italia SpA (ordinary shares)	33,251,300	53,886,750
Telecom Italia SpA (savings shares)	15,850,100	18,007,142
Telefonica SA	4,275,100	108,095,779
Telstra Corp. Ltd.	5,456,600	15,022,912
TELUS Corp.-Class A	339,600	10,066,243

		450,755,706

Wireless Telecommunication Services - 3.1%
KDDI Corp.	3,906	22,204,862
Vodafone Group PLC	56,365,465	121,964,854

		144,169,716

		594,925,422

Energy - 11.4%
Oil, Gas & Consumable Fuels - 11.4%
BP PLC	10,714,200	91,827,159
ENI SpA	2,482,800	58,992,644
LUKOIL (OTC US) (Sponsored ADR)	1,393,200	70,495,920
Nexen, Inc.	1,283,664	25,210,118
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	4,924,078	136,572,547
StatoilHydro ASA	2,929,600	64,076,265
Suncor Energy, Inc.	1,292,544	39,540,807
Total SA	830,700	47,665,311

		534,380,771

Health Care - 8.9%
Health Care Providers & Services - 0.4%
Celesio AG	792,400	21,592,032

Pharmaceuticals - 8.5%
AstraZeneca PLC	1,551,500	71,996,885
Bayer AG	711,400	43,747,848
Biovail Corp.	941,100	12,026,480
GlaxoSmithKline PLC	5,192,400	101,396,105
Novartis AG	1,708,010	79,342,384
Sanofi-Aventis	1,327,582	90,391,909

		398,901,611

		420,493,643

Consumer Discretionary - 7.9%
Automobiles - 2.5%
Nissan Motor Co. Ltd.	9,584,100	66,871,588
Renault SA (a)	1,153,300	52,038,755

		118,910,343

Hotels, Restaurants & Leisure - 0.9%
TABCORP Holdings Ltd.	1,944,300	11,013,624
Thomas Cook Group PLC	3,554,555	13,305,140
TUI Travel PLC	4,322,700	16,832,900

		41,151,664

Household Durables - 1.8%
Electrolux AB Series B (a)	1,725,600	35,870,522
Sharp Corp.	3,153,000	36,395,968
Sony Corp.	536,900	14,406,091

		86,672,581

Leisure Equipment & Products - 0.3%
Namco Bandai Holdings, Inc.	1,456,400	15,455,195

Media - 2.1%
Lagardere SCA	1,395,500	60,219,415
Vivendi	702,960	20,066,300
WPP PLC	2,148,204	17,954,258

		98,239,973

Textiles, Apparel & Luxury Goods - 0.3%
Yue Yuen Industrial Holdings Ltd.	4,583,000	11,959,175

		372,388,931

Information Technology - 7.4%
Communications Equipment - 1.9%
Nokia OYJ	3,556,000	49,918,451
Telefonaktiebolaget LM Ericsson-Class B	4,307,000	41,328,537

		91,246,988

Computers & Peripherals - 2.5%
Fujitsu Ltd.	6,417,000	43,087,082
Toshiba Corp.	14,210,000	72,950,088

		116,037,170

Electronic Equipment, Instruments & Components - 1.2%
AU Optronics Corp.	54,091,480	53,871,185

Semiconductors & Semiconductor Equipment - 1.8%
Hynix Semiconductor, Inc. (a)	1,250,000	21,934,973
Samsung Electronics Co. Ltd.	104,070	64,172,066

		86,107,039

		347,262,382

Utilities - 6.7%
Electric Utilities - 4.2%
CEZ	151,000	7,901,959
E.ON AG	2,108,500	89,340,776
Electricite de France	517,700	27,182,109
Enel SpA	6,836,400	40,401,860
The Tokyo Electric Power Co., Inc.	1,221,400	31,815,941

		196,642,645

Independent Power Producers & Energy Traders - 0.1%
Drax Group PLC	538,015	4,180,906

Multi-Utilities - 2.4%
Centrica PLC	11,909,800	48,673,503
RWE AG	679,840	63,039,094

		111,712,597

		312,536,148

Industrials - 6.1%
Aerospace & Defense - 1.3%
Bombardier, Inc.-Class B	6,765,900	24,721,260
Rolls-Royce Group PLC	4,730,000	34,640,386

		59,361,646

Air Freight & Logistics - 0.8%
Deutsche Post AG	2,243,910	38,794,289

Airlines -0.5%
Deutsche Lufthansa AG	1,371,200	22,062,625

Electrical Equipment - 0.4%
Furukawa Electric Co. Ltd.	4,362,000	19,276,470

Industrial Conglomerates - 0.3%
Bidvest Group Ltd.	1,130,998	16,422,743

Professional Services - 0.9%
Adecco SA	253,700	12,217,809
Randstad Holding NV (a)	722,300	29,927,298

		42,145,107

Trading Companies & Distributors - 1.9%
Mitsubishi Corp.	1,141,900	23,083,392
Mitsui & Co. Ltd.	1,691,900	22,001,464
Wolseley PLC (a)	1,810,346	42,363,837

		87,448,693

		285,511,573

Materials - 4.4%
Chemicals - 2.5%
BASF SE	1,496,200	78,192,852
Israel Chemicals Ltd.	1,050,200	11,724,275
Mitsubishi Chemical Holdings Corp.	5,628,000	25,547,854

		115,464,981

Construction Materials - 0.3%
Fletcher Building Ltd.	2,802,400	14,988,180

Containers & Packaging - 0.3%
Amcor Ltd.	3,337,578	16,240,546

Metals & Mining - 0.9%
BHP Billiton Ltd.	1,002,000	31,165,564
MMC Norilsk Nickel (ADR) (a)	1,020,050	11,322,555

		42,488,119

Paper & Forest Products - 0.4%
Svenska Cellulosa AB-Class B	1,506,700	19,695,453

		208,877,279

Consumer Staples - 3.7%
Food & Staples Retailing - 2.6%
Aeon Co. Ltd.	1,322,000	13,992,809
Casino Guichard Perrachon SA	144,400	10,957,184
Delhaize Group	265,600	17,811,573
Koninklijke Ahold NV	4,477,780	52,585,562
Metro AG	476,700	25,861,958

		121,209,086

Food Products - 1.1%
Associated British Foods PLC	4,175,800	54,140,718

		175,349,804

Total Common Stocks (cost $5,080,461,482)		4,596,313,096

RIGHTS - 0.1%
Materials - 0.1%
Containers & Packaging - 0.1%
Amcor Ltd. (a)	1,483,368	1,843,002

Financials - 0.0%
Diversified Financial Services - 0.0%
Fortis (a)	3,544,166	5

Total Rights (cost $0)		1,843,007

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio (b) (cost $34,255,745)	34,255,745	34,255,745

Total Investments - 98.6% (cost $5,114,717,227) (c)		4,632,411,848
Other assets less liabilities - 1.4%		67,001,626

Net Assets - 100.0%		$4,699,413,474

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	1,256	September 2009	$42,779,651	$49,966,668	$7,187,017

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar
settling 9/15/09	240,139	$183,872,031	$202,762,286	$18,890,255
Australian Dollar
settling 9/15/09	38,117	29,689,331	32,184,235	2,494,904
Australian Dollar
settling 9/15/09	46,792	36,685,864	39,509,005	2,823,141
Australian Dollar
settling 9/15/09	19,951	15,808,773	16,845,703	1,036,930
Australian Dollar
settling 9/15/09	170,292	134,939,381	143,786,703	8,847,322
Australian Dollar
settling 9/15/09	32,148	25,503,651	27,144,287	1,640,636
British Pound
settling 9/15/09	166,416	270,713,900	270,908,485	194,585
British Pound
settling 9/15/09	17,805	29,357,062	28,984,746	(372,316)
Canadian Dollar
settling 9/15/09	20,871	18,068,565	19,065,358	996,793
Canadian Dollar
settling 9/15/09	15,196	13,457,315	13,881,327	424,012
Euro
settling 9/15/09	68,403	94,738,155	98,063,973	3,325,818
Japanese Yen
settling 9/15/09	31,845,465	326,804,505	342,270,640	15,466,135
New Zealand Dollar
settling 9/15/09	309,130	202,226,663	211,960,747	9,734,084
Norwegian Krone
settling 9/15/09	1,178,959	183,269,650	195,845,278	12,575,628
Norwegian Krone
settling 12/15/09	549,517	90,567,285	90,997,651	430,366
Norwegian Krone
settling 12/15/09	609,226	101,537,667	100,885,205	(652,462)
Swedish Krona
settling 9/15/09	190,116	25,294,165	26,708,800	1,414,635
Swedish Krona
settling 9/15/09	303,581	41,998,949	42,649,142	650,193
Swedish Krona
settling 9/15/09	484,523	67,562,295	68,069,116	506,821
Swedish Krona
settling 12/15/09	391,092	54,560,826	54,963,700	402,874

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Swedish Krona settling 12/15/09	109,324	$15,251,674	$15,364,292	$112,618
Swedish Krona settling 12/15/09	1,013,893	143,509,271	142,491,565	(1,017,706)
Swiss Franc settling 9/15/09	28,349	26,609,535	26,774,971	165,436
Sale Contracts:
Australian Dollar settling 9/15/09	12,866	10,080,768	10,863,456	(782,688)
British Pound settling 9/15/09	249,508	405,952,011	406,173,891	(221,880)
Canadian Dollar settling 9/15/09	28,420	24,529,605	25,961,261	(1,431,656)
Canadian Dollar settling 9/15/09	150,521	136,292,104	137,498,767	(1,206,663)
Canadian Dollar settling 9/15/09	19,334	17,660,653	17,661,331	(678)
Euro settling 9/15/09	59,648	82,151,401	85,512,621	(3,361,220)
Euro settling 9/15/09	8,755	12,404,784	12,551,351	(146,567)
Euro settling 12/15/09	222,488	316,384,610	318,949,337	(2,564,727)
Euro settling 12/15/09	16,139	23,027,125	23,136,184	(109,059)
Euro settling 12/15/09	187,919	268,784,304	269,392,689	(608,385)
Japanese Yen settling 9/15/09	31,845,465	332,078,156	342,270,640	(10,192,484)
Japanese Yen settling 9/15/09	16,446,704	171,502,949	176,766,893	(5,263,944)
Japanese Yen settling 9/15/09	972,536	10,331,071	10,452,682	(121,611)
Japanese Yen settling 9/15/09	2,184,580	23,313,128	23,479,562	(166,434)
Japanese Yen settling 12/15/09	1,810,608	19,037,789	19,472,130	(434,341)
Norwegian Krone settling 9/15/09	1,178,959	186,529,389	195,845,278	(9,315,889)
Swedish Krona settling 9/15/09	788,104	99,459,858	110,718,258	(11,258,400)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Swedish Krona settling 9/15/09	190,116	$24,539,013	$26,708,800	$(2,169,787)
Swedish Krona settling 12/15/09	109,324	15,279,385	15,364,292	(84,907)
Swiss Franc settling 9/15/09	28,349	26,035,248	26,774,971	(739,723)

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

(c)	As of August 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $418,731,127 and gross unrealized depreciation of investments was $(901,036,506), resulting in net unrealized depreciation of $(482,305,379).

An amount equivalent to U.S. $5,164,094 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2009.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

Country Breakdown*

AllianceBernstein International Value Fund

August 31, 2009 (unaudited)

Summary

18.0%	United Kingdom
14.2%	Germany
13.3%	France
13.2%	Japan
5.7%	Italy
5.7%	Australia
4.7%	Netherlands
3.4%	South Korea
3.4%	Canada
2.9%	Spain
2.1%	Sweden
2.0%	Switzerland
1.8%	Russia
8.9%	Other
0.7%	Short-Term Investments

100.0%	Total Investments

*	All data are as of August 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Belgium, Brazil, Czech Republic, Denmark, Finland, Hong Kong, Israel, New Zealand, Norway, South Africa, Taiwan and Turkey.

FINANCIAL ACCOUNTING STANDARDS NO. 157

August 31, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2009:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Financials	$56,760,548	$1,287,826,595		$—	$1,344,587,143
Telecommunication Services	10,066,243	584,859,179		—	594,925,422
Energy	64,750,925	469,629,846		—	534,380,771
Health Care	12,026,480	408,467,163		—	420,493,643
Consumer Discretionary	—	352,322,631		20,066,300	372,388,931
Information Technology	—	347,262,382		—	347,262,382
Utilities	—	312,536,148		—	312,536,148
Industrials	24,721,261	260,790,312		—	285,511,573
Materials	—	208,877,279		—	208,877,279
Consumer Staples	—	175,349,804		—	175,349,804
Rights	1,843,002	—		5	1,843,007
Short-Term Investments	34,255,745	—		—	34,255,745

Total Investments in Securities	204,424,204	4,407,921,339	+	20,066,305	4,632,411,848
Other Financial Instruments*	7,187,017	29,909,659		—	37,096,676

Total	$211,611,221	$4,437,830,998		$20,066,305	$4,669,508,524

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Rights	Consumer Staples	Total
Balance as of 11/30/08	$—	$—	$—
Accrued discounts /premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	5	1,171,226	1,171,231
Net purchases (sales)	—	18,895,074	18,895,074
Net transfers in and/or out of Level 3	—	—	—

Balance as of 8/31/09	$5	$20,066,300	$20,066,305

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/09	$5	$1,171,226	$1,171,231

AllianceBernstein Small-Mid Cap Value Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.7%
Financials - 19.9%
Commercial Banks - 3.3%
Associated Banc-Corp.	826,165	$8,567,331
City National Corp./CA	117,700	4,649,150
Comerica, Inc.	214,100	5,710,047
Trustmark Corp.	82,100	1,562,363
Webster Financial Corp.	277,100	3,621,697
Whitney Holding Corp.	632,035	5,694,635

		29,805,223

Insurance - 8.4%
Arch Capital Group Ltd. (a)	85,600	5,561,432
Aspen Insurance Holdings Ltd.	443,200	11,257,280
Endurance Specialty Holdings Ltd.	162,400	5,597,928
Fidelity National Financial, Inc.-Class A	509,400	7,651,188
PartnerRe Ltd.	72,386	5,350,049
Platinum Underwriters Holdings, Ltd.	338,700	12,277,875
Reinsurance Group of America, Inc.-Class A	185,000	7,964,250
StanCorp Financial Group, Inc.	284,800	10,779,680
Unum Group	450,850	10,157,651

		76,597,333

Real Estate Investment Trusts (REITs) - 4.1%
Brandywine Realty Trust	656,900	6,969,709
Digital Realty Trust, Inc.	198,100	8,633,198
Home Properties, Inc.	109,577	4,160,639
Mid-America Apartment Communities, Inc.	139,200	6,094,176
Sunstone Hotel Investors, Inc.	475,720	2,978,007
Tanger Factory Outlet Centers	219,200	8,246,304

		37,082,033

Real Estate Management & Development - 1.3%
Brookfield Properties Corp. (New York)	600,200	6,584,194
Jones Lang LaSalle, Inc.	122,800	5,756,864

		12,341,058

Thrifts & Mortgage Finance - 2.8%
Astoria Financial Corp.	497,867	5,128,030
First Niagara Financial Group, Inc.	666,000	8,711,280
Provident Financial Services, Inc.	217,500	2,396,850
Washington Federal, Inc.	657,099	9,751,349

		25,987,509

		181,813,156

Industrials - 15.7%
Airlines - 0.7%
Alaska Air Group, Inc. (a)	199,700	5,038,431
Skywest, Inc.	109,300	1,688,685

		6,727,116

Building Products - 0.7%
Masco Corp.	383,100	5,547,288
Quanex Building Products Corp.	38,956	524,737

		6,072,025

Commercial Services & Supplies - 1.4%
United Stationers, Inc. (a)	277,600	12,683,544

Electrical Equipment - 5.0%
Acuity Brands, Inc.	136,300	4,376,593
AO Smith Corp.	219,900	8,367,195
Cooper Industries Ltd.-Class A	128,500	4,144,125
EnerSys (a)	564,500	11,227,905
Regal-Beloit Corp.	198,823	9,038,494
Thomas & Betts Corp. (a)	311,500	8,625,435

		45,779,747

Machinery - 4.5%
Briggs & Stratton Corp.	532,675	9,396,387
Gardner Denver, Inc. (a)	292,200	9,487,734
Mueller Industries, Inc.	419,200	10,140,448
Terex Corp. (a)	766,100	12,625,328

		41,649,897

Professional Services - 0.9%
Kelly Services, Inc.-Class A	688,600	7,905,128

Road & Rail - 1.5%
Con-way, Inc.	118,500	4,948,560
Hertz Global Holdings, Inc. (a)	855,700	8,488,544

		13,437,104

Trading Companies & Distributors - 1.0%
WESCO International, Inc. (a)	395,700	9,508,671

		143,763,232

Information Technology - 14.7%
Communications Equipment - 0.9%
CommScope, Inc. (a)	320,500	8,640,680

Computers & Peripherals - 2.3%
NCR Corp. (a)	390,000	5,198,700
SanDisk Corp. (a)	292,900	5,184,330
Western Digital Corp. (a)	320,900	11,000,452

		21,383,482

Electronic Equipment, Instruments & Components - 5.9%
Anixter International, Inc. (a)	221,600	7,773,728
Arrow Electronics, Inc. (a)	436,025	12,051,731
AU Optronics Corp. (Sponsored ADR)	722,030	7,119,216
Avnet, Inc. (a)	290,450	7,740,492
Flextronics International Ltd. (a)	1,956,600	11,602,638
Insight Enterprises, Inc. (a)	690,600	7,921,182

		54,208,987

IT Services - 2.6%
Amdocs Ltd. (a)	186,400	4,533,248
Convergys Corp. (a)	728,700	7,899,108
Perot Systems Corp.-Class A (a)	673,900	11,220,435

		23,652,791

Semiconductors & Semiconductor Equipment - 3.0%
Amkor Technology, Inc. (a)	899,900	4,985,446
Lam Research Corp. (a)	257,025	7,890,668
Siliconware Precision Industries Co. (Sponsored ADR)	1,325,100	8,348,130
Teradyne, Inc. (a)	718,500	5,927,625

		27,151,869

		135,037,809

Consumer Discretionary - 13.5%
Auto Components - 0.7%
Federal Mogul Corp. (a)	521,900	6,565,502

Automobiles - 0.6%
Harley-Davidson, Inc.	239,700	5,748,006

Hotels, Restaurants & Leisure - 0.7%
Boyd Gaming Corp. (a)	585,200	6,015,856

Household Durables - 2.4%
Black & Decker Corp.	134,200	5,920,904
NVR, Inc. (a)	9,100	6,144,775
Pulte Homes, Inc.	276,200	3,529,836
Whirlpool Corp.	96,800	6,215,528

		21,811,043

Leisure Equipment & Products - 0.7%
Callaway Golf Co.	915,800	6,474,706

Media - 0.5%
CBS Corp.-Class B	468,300	4,846,905

Multiline Retail - 0.8%
JC Penney Co., Inc.	248,100	7,452,924

Specialty Retail - 6.1%
AutoNation, Inc. (a)	327,200	6,210,256
Foot Locker, Inc.	907,900	9,678,214
Limited Brands, Inc.	606,000	9,041,520
Men’s Wearhouse, Inc.	512,000	13,312,000
Office Depot, Inc. (a)	1,063,900	5,553,558
Signet Jewelers Ltd.	492,000	11,921,160

		55,716,708

Textiles, Apparel & Luxury Goods - 1.0%
Jones Apparel Group, Inc.	584,200	9,107,678

		123,739,328

Materials - 7.6%
Chemicals - 3.0%
Arch Chemicals, Inc.	186,000	5,434,920

Cytec Industries, Inc.	345,200	9,972,828
Rockwood Holdings, Inc. (a)	618,100	12,590,697

		27,998,445

Containers & Packaging - 1.7%
Owens-Illinois, Inc. (a)	227,000	7,704,380
Sonoco Products Co.	298,400	7,740,496

		15,444,876

Metals & Mining - 2.9%
AK Steel Holding Corp.	271,200	5,510,784
Commercial Metals Co.	732,300	12,397,839
Reliance Steel & Aluminum Co.	232,100	8,573,774

		26,482,397

		69,925,718

Energy - 7.2%
Energy Equipment & Services - 3.6%
Acergy SA (ADR)	190,468	1,923,727
Helix Energy Solutions Group, Inc. (a)	734,100	8,588,970
Helmerich & Payne, Inc.	247,200	8,271,312
Oil States International, Inc. (a)	306,400	9,029,608
Rowan Cos., Inc.	251,400	5,206,494

		33,020,111

Oil, Gas & Consumable Fuels - 3.6%
Cimarex Energy Co.	345,100	13,472,704
Denbury Resources, Inc. (a)	386,081	5,876,153
Forest Oil Corp. (a)	188,725	2,966,757
Whiting Petroleum Corp. (a)	225,200	10,931,208

		33,246,822

		66,266,933

Utilities - 6.7%
Electric Utilities - 2.5%
Allegheny Energy, Inc.	87,200	2,302,952
Northeast Utilities	483,200	11,495,328
Portland General Electric Co.	451,500	8,813,280

		22,611,560

Gas Utilities - 1.2%
Atmos Energy Corp.	405,146	11,036,177

Independent Power Producers & Energy Traders - 0.5%
RRI Energy, Inc. (a)	774,500	4,600,530

Multi-Utilities - 2.5%
CMS Energy Corp.	589,425	7,904,189
NiSource, Inc.	616,725	8,146,937
Wisconsin Energy Corp.	144,200	6,556,774

		22,607,900

		60,856,167

Consumer Staples - 6.2%
Food & Staples Retailing - 1.4%
Ruddick Corp.	223,000	5,922,880
Supervalu, Inc.	457,900	6,570,865

		12,493,745

Food Products - 3.6%
Bunge Ltd.	125,100	8,382,951
Del Monte Foods Co.	796,700	8,357,383
Smithfield Foods, Inc. (a)	787,000	9,656,490
Tyson Foods, Inc.-Class A	558,200	6,692,818

		33,089,642

Tobacco - 1.2%
Universal Corp.	312,100	11,510,248

		57,093,635

Health Care - 4.2%
Health Care Equipment & Supplies - 0.6%
Teleflex, Inc.	122,200	5,535,660

Health Care Providers & Services - 3.6%
AMERIGROUP Corp. (a)	246,500	5,829,725
Henry Schein, Inc. (a)	94,300	4,996,014
LifePoint Hospitals, Inc. (a)	317,517	7,979,202
Molina Healthcare, Inc. (a)	419,715	8,499,229
Omnicare, Inc.	235,100	5,381,439

		32,685,609

		38,221,269

Total Common Stocks (cost $886,091,954)		876,717,247

SHORT-TERM INVESTMENTS - 5.3%
Investment Companies - 5.3%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio (b) (cost $48,494,405)	48,494,405	48,494,405

Total Investments - 101.0% (cost $934,586,359) (c)		925,211,652
Other assets less liabilities - (1.0)%		(9,178,690)

Net Assets - 100.0%		$916,032,962

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

(c)	As of August 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $109,246,676 and gross unrealized depreciation of investments was $(118,621,383), resulting in net unrealized depreciation of $(9,374,707).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

FINANCIAL ACCOUNTING STANDARDS NO. 157

August 31, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$876,717,247	$—	$—	$876,717,247
Short-Term Investments	48,494,405	—	—	48,494,405

Total Investments in Securities	925,211,652	—	—	925,211,652
Other Financial Instruments*	—	—	—	—

Total	$925,211,652	$—	$—	$925,211,652

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Value Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.3%
Financials - 23.3%
Capital Markets - 4.4%
Deutsche Bank AG	85,200	$5,757,816
The Goldman Sachs Group, Inc.	79,100	13,087,886
Morgan Stanley	177,900	5,151,984

		23,997,686

Commercial Banks - 4.6%
BB&T Corp.	73,800	2,061,972
Regions Financial Corp.	302,200	1,770,892
U.S. Bancorp	350,400	7,926,048
Wells Fargo & Co.	466,100	12,827,072

		24,585,984

Consumer Finance - 0.5%
Capital One Financial Corp.	72,300	2,696,067

Diversified Financial Services - 4.4%
Bank of America Corp.	309,700	5,447,623
JP Morgan Chase & Co.	423,900	18,422,694

		23,870,317

Insurance - 9.4%
ACE Ltd.	112,700	5,880,686
Allstate Corp.	215,700	6,339,423
Fidelity National Financial, Inc.-Class A	218,600	3,283,372
Genworth Financial, Inc.-Class A	288,400	3,045,504
Lincoln National Corp.	258,300	6,519,492
MetLife, Inc.	192,800	7,280,128
PartnerRe Ltd.	15,900	1,175,169
The Travelers Co., Inc.	120,200	6,060,484
Unum Group	307,000	6,916,710
XL Capital Ltd.-Class A	232,200	4,028,670

		50,529,638

		125,679,692

Energy - 16.2%
Energy Equipment & Services - 0.7%
ENSCO International, Inc.	77,400	2,856,060
Rowan Cos., Inc.	48,300	1,000,293

		3,856,353

Oil, Gas & Consumable Fuels - 15.5%
Apache Corp.	97,600	8,291,120
BP PLC (Sponsored ADR)	60,300	3,102,435
Chevron Corp.	144,300	10,092,342
Cimarex Energy Co.	12,360	482,534

ConocoPhillips	229,100	10,316,373
Devon Energy Corp.	144,900	8,893,962
EOG Resources, Inc.	80,000	5,760,000
Exxon Mobil Corp.	276,600	19,126,890
Nexen, Inc.	184,000	3,617,440
Occidental Petroleum Corp.	107,300	7,843,630
Sunoco, Inc.	54,400	1,463,360
Valero Energy Corp.	253,500	4,750,590

		83,740,676

		87,597,029

Consumer Discretionary - 15.4%
Auto Components - 0.6%
Magna International, Inc.-Class A	64,900	2,966,579

Household Durables - 0.8%
DR Horton, Inc.	172,000	2,306,520
NVR, Inc. (a)	3,000	2,025,750

		4,332,270

Media - 8.6%
CBS Corp.-Class B	509,100	5,269,185
Comcast Corp.-Class A	93,900	1,438,548
News Corp.-Class A	1,095,700	11,745,904
Time Warner Cable, Inc.-Class A	203,500	7,513,220
Time Warner, Inc.	401,333	11,201,204
Viacom, Inc.-Class B (a)	157,300	3,938,792
The Walt Disney Co.	212,900	5,543,916

		46,650,769

Multiline Retail - 1.4%
JC Penney Co., Inc.	89,400	2,685,576
Macy’s, Inc.	303,900	4,716,528

		7,402,104

Specialty Retail - 3.2%
AutoNation, Inc. (a)	143,100	2,716,038
Foot Locker, Inc.	8,500	90,610
Home Depot, Inc.	209,200	5,709,068
Limited Brands, Inc.	188,100	2,806,452
Lowe's Cos, Inc.	287,600	6,183,400

		17,505,568

Textiles, Apparel & Luxury Goods - 0.8%
Jones Apparel Group, Inc.	263,000	4,100,170

		82,957,460

Health Care - 9.1%
Health Care Providers & Services - 0.6%
Cardinal Health, Inc.	98,600	3,409,588

Pharmaceuticals - 8.5%
Eli Lilly & Co.	107,900	3,610,334
GlaxoSmithKline PLC (Sponsored ADR)	39,800	1,556,180
Merck & Co., Inc.	368,000	11,934,240
Pfizer, Inc.	1,158,300	19,343,610

Schering-Plough Corp.	336,300	9,476,934

		45,921,298

		49,330,886

Telecommunication Services - 8.9%
Diversified Telecommunication Services - 5.9%
AT&T, Inc.	907,600	23,642,980
Verizon Communications, Inc.	259,100	8,042,464

		31,685,444

Wireless Telecommunication Services - 3.0%
American Tower Corp.-Class A (a)	78,300	2,478,195
Crown Castle International Corp. (a)	99,700	2,677,942
Sprint Nextel Corp. (a)	1,758,400	6,435,744
Vodafone Group PLC (Sponsored ADR)	227,900	4,949,988

		16,541,869

		48,227,313

Consumer Staples - 7.8%
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	269,200	5,440,532

Food Products - 4.1%
Archer-Daniels-Midland Co.	188,100	5,422,923
Bunge Ltd.	95,600	6,406,156
Kraft Foods, Inc.-Class A	184,700	5,236,245
Sara Lee Corp.	376,300	3,646,347
Smithfield Foods, Inc. (a)	103,100	1,265,037

		21,976,708

Household Products - 1.1%
Procter & Gamble Co.	116,100	6,282,171

Tobacco - 1.6%
Altria Group, Inc.	411,800	7,527,704
Reynolds American, Inc.	21,700	991,907

		8,519,611

		42,219,022

Industrials - 7.0%
Aerospace & Defense - 1.1%
Northrop Grumman Corp.	86,200	4,207,422
Raytheon Co.	32,200	1,519,196

		5,726,618

Building Products - 0.7%
Masco Corp.	250,800	3,631,584

Electrical Equipment - 0.3%
Cooper Industries Ltd.-Class A	49,800	1,606,050

Industrial Conglomerates - 2.4%
3M Co.	40,300	2,905,630
General Electric Co.	561,600	7,806,240
Textron, Inc.	166,100	2,551,296

		13,263,166

Machinery - 2.2%
Caterpillar, Inc.	149,400	6,769,314

Ingersoll-Rand PLC	120,200	3,712,978
SPX Corp.	28,000	1,559,040

		12,041,332

Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	161,500	1,602,080

		37,870,830

Information Technology - 6.9%
Communications Equipment - 2.3%
Motorola, Inc.	1,051,055	7,546,575
Nokia OYJ (Sponsored ADR)-Class A	343,200	4,808,232

		12,354,807

Computers & Peripherals - 1.7%
Dell, Inc. (a)	308,200	4,878,806
Western Digital Corp. (a)	120,200	4,120,456

		8,999,262

Electronic Equipment, Instruments & Components - 2.2%
AU Optronics Corp. (Sponsored ADR)	213,004	2,100,219
Corning, Inc.	232,600	3,507,608
Tyco Electronics Ltd.	266,600	6,083,812
Vishay Intertechnology, Inc. (a)	20,600	166,242

		11,857,881

Software - 0.7%
Symantec Corp. (a)	246,800	3,731,616

		36,943,566

Materials - 2.8%
Chemicals - 2.4%
E.I. Du Pont de Nemours & Co.	254,000	8,110,220
Eastman Chemical Co.	90,200	4,704,832

		12,815,052

Containers & Packaging - 0.3%
Sonoco Products Co.	62,800	1,629,032

Metals & Mining - 0.1%
AK Steel Holding Corp.	30,800	625,856

		15,069,940

Utilities - 1.9%
Electric Utilities - 0.7%
Pinnacle West Capital Corp.	114,100	3,755,031

Independent Power Producers & Energy Traders - 0.3%
RRI Energy, Inc. (a)	299,100	1,776,654

Multi-Utilities - 0.9%
Alliant Energy Corp.	20,600	542,604
CMS Energy Corp.	69,450	931,325
NiSource, Inc.	237,400	3,136,054

		4,609,983

		10,141,668

Total Common Stocks (cost $552,707,002)		536,037,406

SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio (b) (cost $8,460,936)	8,460,936	8,460,936

Total Investments - 100.8% (cost $561,167,938) (c)		544,498,342
Other assets less liabilities - (0.8)%		(4,510,237

Net Assets - 100.0%		$539,988,105

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

(c)	As of August 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $70,522,654 and gross unrealized depreciation of investments was $(87,192,250), resulting in net unrealized depreciation of $(16,669,596).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

August 31, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$536,037,406	$—	$—	$536,037,406
Short-Term Investments	8,460,936	—	—	8,460,936

Total Investments in Securities	544,498,342	—	—	544,498,342
Other Financial Instruments*	—	—	—	—

Total	$544,498,342	$—	$—	$544,498,342

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: October 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: October 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: October 24, 2009